Fees Summary	Jan. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 161,414,280.63
Previously Paid Amount	21,631.80
Total Fee Amount	22,291.31
Total Offset Amount
Net Fee	$ 659.51